Summary of Significant Accounting Policies Environmental Costs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Site Contingency [Line Items]
Accrued Environmental Loss Contingencies, Noncurrent	$ 17.1	$ 13.9